Operating profit/(loss) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Detailed Information About Profit (Loss) from Operating Activities
Operating profit is stated after charging:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Note	€m	€m	€m
Staff costs	8	439.0	453.6	421.8
Depreciation of property, plant and equipment	12	100.0	88.1	87.3
Amortization of intangible assets	13	9.4	8.8	7.7
Expense relating to low value and short-term leases		7.5	10.8	9.1
Net foreign exchange losses (a)		2.6	14.6	14.2
Research & development expenditure		23.3	20.9	20.9
Inventories recognized as an expense within cost of goods sold		2,006.7	1,982.8	2,053.4